MORGAN GRENFELL INVESTMENT TRUST
INSTITUTIONAL SHARES

International Select Equity Fund, Global Equity Fund, European Equity Growth Fund, New Asia Fund, International Small Cap Equity Fund, Japanese Small Cap Equity Fund, European Small Cap Equity Fund, Emerging Markets Equity Fund, Core Global Fixed Income Fund, Global Fixed Income Fund, International Fixed Income Fund, Emerging Markets Debt Fund and Emerging Local Currency Debt Fund

SUPPLEMENT DATED DECEMBER 16, 1999 (REPLACING SUPPLEMENT DATED NOVEMBER 18,
1999) TO PROSPECTUS DATED MARCH 1, 1999

THE FOLLOWING REVISES ALL APPLICABLE DISCLOSURE RELATING TO THE SALE OF SHARES OF EUROPEAN SMALL CAP EQUITY FUND:

The European Small Cap Equity Fund closed effective November 1, 1999.

THE FOLLOWING REVISES MORGAN GRENFELL INVESTMENT TRUST'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING APPLICATIONS:

Morgan Grenfell Investment Trust
P.O. Box 219165
Kansas City, MO  64121

The address for overnight mail, as stated in the prospectus, remains the same.

THE FOLLOWING REPLACES THE "ANNUAL FUND OPERATING EXPENSES" TABLE IN THE "SHAREHOLDER EXPENSES" SECTION WITH RESPECT TO EUROPEAN EQUITY GROWTH FUND:

ANNUAL FUND OPERATING EXPENSES* (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(% OF AVERAGE NET ASSETS)
Advisory Fees  .........................................................  0.70%
Shareholder Service Fee ................................................  None
Other Expenses .........................................................  0.70%
Total Annual Fund Operating Expenses....................................  1.40%
--------------------------------------------------------------------------------
* We place a limitation on the fund's operating expenses and reimburse the fund for any expenses incurred in addition to the limitation. This voluntary reimbursement policy may be terminated at any time.

ANNUAL FUND OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
Advisory Fees ..........................................................  0.70%
Shareholder Service Fee ................................................  None
Other Expenses .........................................................  0.70%
Reimbursements ......................................................... -0.15%
Total Annual Fund Operating Expenses ...................................  1.25%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
o  You invest $10,000 in the fund for the time periods indicated;
o  The example also assumes that your investment has a 5% return each year; and
o  The fund's gross operating expenses remain the same.

                                                         1                   3                 5                10
                                                      Year               Years             Years             Years
------------------------------------------------------------------------------------------------------------------
With or without redemption                            $142                $443              $935            $1,679
------------------------------------------------------------------------------------------------------------------


THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER WITH RESPECT TO EACH FUND EXCEPT EUROPEAN EQUITY GROWTH FUND:

The investment adviser to each Fund, Morgan Grenfell Investment Services Limited, changed its name to Deutsche Asset Management Investment Services Limited effective October 6, 1999. All other information disclosed in the prospectus concerning the investment adviser remains the same.

THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER WITH RESPECT TO EUROPEAN EQUITY GROWTH FUND:

On December 2, 1999, a majority of the shareholders of the European Equity Growth Fund approved a change of the Fund's investment adviser from Deutsche Asset Management Investment Services Limited ("DAMISL") (formerly, Morgan Grenfell Investment Services Limited) to Deutsche Asset Management, Inc. ("DAMI") (formerly Morgan Grenfell Inc.). This change is expected to become effective on or about December 23, 1999. DAMI, located at 885 Third Avenue, New York, New York, provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to 11 other investment companies and as sub-adviser to five other investment companies. DAMI is an indirect wholly-owned subsidiary of Deutsche Bank A.G., an international commercial and investment banking group. The terms of the advisory contract with DAMI, including fees, are substantially similar to the terms of the management contract with DAMISL.

THE FOLLOWING REVISES THE "INVESTMENT ADVISER - PORTFOLIO MANAGEMENT" SECTION WITH RESPECT TO EUROPEAN EQUITY GROWTH FUND:

Michael Levy will serve as the Fund's lead portfolio manager and will have primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Levy is a Vice

President of DAMI and Managing Director of Bankers Trust Company ("Bankers Trust"), an advisory affiliate of DAMI, and co-lead manager of International Equity Portfolio, which invests a substantial portion of its assets in European equities. Mr. Levy joined Bankers Trust in 1993 and is the firm's international equity strategist, overseeing the design and implementation of the firm's proprietary international stock selection process.

Caroline Altmann will serve as co-portfolio manager of the Fund. Ms. Altmann is a Vice President of DAMI and Director of Bankers Trust and an analyst specializing in Europe, Japan and the financial services industry. Ms. Altmann joined DAMI and Bankers Trust in 1999. Ms. Altmann was a portfolio manager with Clay Finlay, Inc. from 1986 to 1999.

Clare Brody will serve as co-portfolio manager of the Fund. Ms. Brody is a Vice President of DAMI and Bankers Trust and portfolio manager for International Collective Investment Fund. Ms. Brody joined Bankers Trust in 1993 and specializes in European markets.

Matthias Knerr will serve as co-portfolio manager of the Fund. Mr. Knerr is a Vice President of DAMI and an Assistant Vice President of Bankers Trust. Mr. Knerr joined Bankers Trust in 1995 and is a portfolio manager specializing in European markets.

THE FOLLOWING APPLIES TO EUROPEAN EQUITY GROWTH FUND:

On December 2, 1999, a majority of the shareholders of the European Equity Growth Fund approved a new investment policy that would allow the Fund to invest all of its investable assets in a master portfolio having substantially the same investment objective, policies and restrictions as the Fund. This structure is commonly referred to as "master-feeder." It is currently anticipated that the Fund would convert to a master-feeder structure during the first half of the year 2000. Under the master-feeder structure, the master portfolio would be advised by DAMI. A master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its percentage ownership of the master portfolio. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the Fund shareholders' best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MG-F-03-1299-04

MORGAN GRENFELL INVESTMENT TRUST
SERVICE SHARES

International Select Equity Fund, Global Equity Fund, European Equity Growth Fund, New Asia Fund, International Small Cap Equity Fund, Japanese Small Cap Equity Fund, European Small Cap Equity Fund, Emerging Markets Equity Fund, Core Global Fixed Income Fund, Global Fixed Income Fund, International Fixed Income Fund, Emerging Markets Debt Fund and Emerging Local Currency Debt Fund

SUPPLEMENT DATED DECEMBER 16, 1999 (REPLACING SUPPLEMENT DATED NOVEMBER 18,
1999) TO PROSPECTUS DATED MARCH 1, 1999

THE FOLLOWING REVISES ALL APPLICABLE DISCLOSURE RELATING TO THE SALE OF SHARES OF EUROPEAN SMALL CAP EQUITY FUND:

The European Small Cap Equity Fund closed effective November 1, 1999.

THE FOLLOWING REVISES MORGAN GRENFELL INVESTMENT TRUST'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING APPLICATIONS:

Morgan Grenfell Investment Trust
P.O. Box 219165
Kansas City, MO  64121

The address for overnight mail, as stated in the prospectus, remains the same.

THE FOLLOWING REPLACES THE "ANNUAL FUND OPERATING EXPENSES" TABLE IN THE "SHAREHOLDER EXPENSES" SECTION WITH RESPECT TO INTERNATIONAL SELECT EQUITY FUND:

ANNUAL FUND OPERATING EXPENSES* (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (% OF AVERAGE NET ASSETS)
Advisory Fees  ......................................................  0.70%
Shareholder Service Fee .............................................  0.25%
Other Expenses ......................................................  0.70%
Total Annual Fund Operating Expenses ................................  1.65%
-----------------------------------------------------------------------------

* We place a limitation on the fund's operating expenses and reimburse the fund for any expenses incurred in addition to the limitation. This voluntary reimbursement policy may be terminated at any time.

ANNUAL FUND OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
Advisory Fees .......................................................  0.70%
Shareholder Service Fee .............................................  0.25%
Other Expenses ......................................................  0.70%
Reimbursements ...................................................... -0.15%
Total Annual Fund Operating Expenses ................................  1.50%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
o  You invest $10,000 in the fund for the time periods indicated;
o  The example also assumes that your investment has a 5% return each year; and
o  The fund's gross operating expenses remain the same.

                                                                 1                   3
                                                              Year               Years
--------------------------------------------------------------------------------------
With or without redemption                                    $168                $520
--------------------------------------------------------------------------------------


THE FOLLOWING REPLACES THE "ANNUAL FUND OPERATING EXPENSES" TABLE IN THE "SHAREHOLDER EXPENSES" SECTION WITH RESPECT TO EUROPEAN EQUITY GROWTH FUND:

ANNUAL FUND OPERATING EXPENSES* (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (% OF AVERAGE NET ASSETS)
Advisory Fees  ......................................................  0.70%
Shareholder Service Fee .............................................  0.25%
Other Expenses ......................................................  0.70%
Total Annual Fund Operating Expenses ................................  1.65%
-----------------------------------------------------------------------------

* We place a limitation on the fund's operating expenses and reimburse the fund for any expenses incurred in addition to the limitation. This voluntary reimbursement policy may be terminated at any time.

ANNUAL FUND OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
Advisory Fees .......................................................  0.70%
Shareholder Service Fee .............................................  0.25%
Other Expenses ......................................................  0.70%
Reimbursements ...................................................... -0.15%
Total Annual Fund Operating Expenses ................................  1.50%


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
o  You invest $10,000 in the fund for the time periods indicated;
o  The example also assumes that your investment has a 5% return each year; and
o  The fund's gross operating expenses remain the same.

                                                                 1                   3
                                                              Year               Years
--------------------------------------------------------------------------------------
With or without redemption                                    $168                $520
--------------------------------------------------------------------------------------

THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER WITH RESPECT TO EACH FUND EXCEPT EUROPEAN EQUITY GROWTH FUND:

The investment adviser to each Fund, Morgan Grenfell Investment Services Limited, changed its name to Deutsche Asset Management Investment Services Limited effective October 6, 1999. All other information disclosed in the prospectus concerning the investment adviser remains the same.

THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER WITH RESPECT TO EUROPEAN EQUITY GROWTH FUND:

On December 2, 1999, a majority of the shareholders of the European Equity Growth Fund approved a change of the Fund's investment adviser from Deutsche Asset Management Investment Services Limited ("DAMISL") (formerly, Morgan Grenfell Investment Services Limited) to Deutsche Asset Management, Inc. ("DAMI") (formerly Morgan Grenfell Inc.). This change is expected to become effective on or about December 23, 1999. DAMI, located at 885 Third Avenue, New York, New York, provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to 11 other investment companies and as sub-adviser to five other investment companies. DAMI is an indirect wholly-owned subsidiary of Deutsche Bank A.G., an international commercial and investment banking group. The terms of the advisory contract with DAMI, including fees, are substantially similar to the terms of the management contract with DAMISL.

THE FOLLOWING REVISES THE "INVESTMENT ADVISER - PORTFOLIO MANAGEMENT" SECTION WITH RESPECT TO EUROPEAN EQUITY GROWTH FUND:

Michael Levy will serve as the Fund's lead portfolio manager and will have primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Levy is a Vice President of DAMI and Managing Director of Bankers Trust Company ("Bankers Trust"), an advisory affiliate of DAMI, and co-lead manager of International Equity Portfolio, which invests a substantial portion of its assets in European equities. Mr. Levy joined Bankers Trust in 1993 and is the firm's international equity strategist, overseeing the design and implementation of the firm's proprietary international stock selection process.

Caroline Altmann will serve as co-portfolio manager of the Fund. Ms. Altmann is a Vice President of DAMI and Director of Bankers Trust and an analyst specializing in Europe, Japan and the financial services industry. Ms. Altmann joined DAMI and Bankers Trust in 1999. Ms. Altmann was a portfolio manager with Clay Finlay, Inc. from 1986 to 1999.

Clare Brody will serve as co-portfolio manager of the Fund. Ms. Brody is a Vice President of DAMI and Bankers Trust and portfolio manager for International Collective Investment Fund. Ms. Brody joined Bankers Trust in 1993 and specializes in European markets.

Matthias Knerr will serve as co-portfolio manager of the Fund. Mr. Knerr is a Vice President of DAMI and an Assistant Vice President of Bankers Trust. Mr. Knerr joined Bankers Trust in 1995 and is a portfolio manager specializing in European markets.


THE FOLLOWING APPLIES TO EUROPEAN EQUITY GROWTH FUND:

On December 2, 1999, a majority of the shareholders of the European Equity Growth Fund approved a new investment policy that would allow the Fund to invest all of its investable assets in a master portfolio having substantially the same investment objective, policies and restrictions as the Fund. This structure is commonly referred to as "master-feeder." It is currently anticipated that the Fund would convert to a master-feeder structure during the first half of the year 2000. Under the master-feeder structure, the master portfolio would be advised by DAMI. A master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its percentage ownership of the master portfolio. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the Fund shareholders' best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MG-F-07-1299-03

MORGAN GRENFELL INVESTMENT TRUST
International Select Equity Fund, Global Equity Fund, European Equity Growth Fund, New Asia Fund, International Small Cap Equity Fund, Japanese Small Cap Equity Fund, European Small Cap Equity Fund, Emerging Markets Equity Fund, Core Global Fixed Income Fund, Global Fixed Income Fund, International Fixed Income Fund, Emerging Markets Debt Fund and Emerging Local Currency Debt Fund

SUPPLEMENT DATED DECEMBER 16, 1999 (REPLACING SUPPLEMENT DATED NOVEMBER 18,
1999) TO STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 1999

THE FOLLOWING REVISES ALL APPLICABLE DISCLOSURE RELATING TO THE SALE OF SHARES OF EUROPEAN SMALL CAP EQUITY FUND:

The European Small Cap Equity Fund closed effective November 1, 1999.

EFFECTIVE NOVEMBER 1, 1999, THE FOLLOWING REPLACES DISCLOSURE RELATING TO THE DISTRIBUTOR WITH RESPECT TO EACH FUND:

THE DISTRIBUTOR
The Trust's distributor is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.

EFFECTIVE NOVEMBER 23, 1999, THE FOLLOWING REPLACES DISCLOSURE RELATING TO THE TRANSFER AGENT WITH RESPECT TO EACH FUND:

THE TRANSFER AGENT
Investment Company Capital Corp., One South Street, Baltimore, Maryland 21202 ("ICCC"), has been retained to act as transfer and dividend disbursing agent.

THE FOLLOWING REVISES MORGAN GRENFELL INVESTMENT TRUST'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING APPLICATIONS:

Morgan Grenfell Investment Trust
P.O. Box 219165
Kansas City, MO  64121
The address for overnight mail, as stated in the SAI, remains the same.

THE FOLLOWING PARAGRAPH IS HEREBY DELETED FROM THE "TRUSTEES AND OFFICERS" SECTION WITH RESPECT TO EACH FUND:

                                                                           Principal Occupation During
Name and Address                        Positions with Trust                    Past Five Years
-----------------------------------------------------------------------------------------------------------
James E. Minnick (1)(3)*               President, Chief Executive          President, Secretary and
885 Third Avenue                       Officer, and Trustee                Treasurer, Morgan Grenfell Inc.
New York, NY 10022                                                         ("MG Inc.")(since 1990).
(age 50)

Patrick W.W. Disney (1)(3)*            Senior Vice President and           Director, Morgan Grenfell
20 Finsbury Circus                     Trustee                             Investment Services Limited
London  EC2M 1NB                                                           ("MGIS") (since 1988).
ENGLAND
(age 42)


THE FOLLOWING PARAGRAPH IS HEREBY ADDED TO THE "TRUSTEES AND OFFICERS" SECTION WITH RESPECT TO EACH FUND:

                                                                       Principal Occupation During
Name and Address                        Positions with Trust                 Past Five Years
-----------------------------------------------------------------------------------------------------
Amy M. Olmert                     Treasurer, Chief Financial         Vice President, Deutsche Asset
One South Street                  Officer                            Management Americas (since
Baltimore, MD  21202                                                 1999); Vice President, BT Alex.
(age 36)                                                             Brown Inc. (1997-1999); Senior
                                                                     Manager, PricewaterhouseCoopers
                                                                     LLP, (1988-1997)

Daniel O. Hirsch                  Secretary                          Principal, Deutsche Asset
One South Street                                                     Management Americas (1999);
Baltimore, MD  21202                                                 Director, Deutsche Banc Alex.
(age 45)                                                             Brown Incorporated and
                                                                     Investment Company Capital
                                                                     Corp. (since 1998); Assistant
                                                                     General Counsel, Office of the
                                                                     General Counsel, United States
                                                                     Securities and Exchange
                                                                     Commission (1993-1998).

THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER AND ADMINISTRATOR WITH RESPECT TO EACH FUND EXCEPT EUROPEAN EQUITY GROWTH FUND:

The investment adviser to each Fund, Morgan Grenfell Investment Services Limited, changed its name to Deutsche Asset Management Investment Services Limited ("DAMISL") effective October 6, 1999. Also effective October 6, 1999, the administrator to each Fund, Morgan Grenfell Inc., changed its name to Deutsche Asset Management, Inc. ("DAMI"). All other information disclosed in the SAI concerning the investment adviser and administrator remains the same.

EFFECTIVE ON OR ABOUT DECEMBER 23, 1999, THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER WITH RESPECT TO EUROPEAN EQUITY GROWTH FUND:

On December 2, 1999, a majority of the shareholders of the European Equity Growth Fund approved a change of the Fund's investment adviser from Deutsche Asset Management Investment Services Limited ("DAMISL") (formerly, Morgan Grenfell Investment Services Limited) to Deutsche Asset Management, Inc. ("DAMI") (formerly Morgan Grenfell Inc.). This change is expected to become effective on or about December 23, 1999. DAMI, located at 885 Third Avenue, New York, New York, provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to 11 other investment companies and as sub-adviser to five other investment companies. DAMI is an indirect wholly-owned subsidiary of Deutsche Bank A.G., an international commercial and investment banking group. The terms of the advisory contract with DAMI, including fees, are substantially similar to the terms of the management contract with DAMISL.

THE FOLLOWING INFORMATION IS HEREBY DELETED FROM "APPENDIX C - PORTFOLIO MANAGER INFORMATION:"

Funds                                                          Portfolio Managers
-------------------------------------------------------------------------------------
Morgan Grenfell International Select Equity Fund               Patrick Disney
                                                               Andrew Orchard
                                                               William Thomas
Morgan Grenfell Global Equity Fund                             Patrick Disney
                                                               Andrew Orchard
                                                               David Heape
Morgan Grenfell European Equity Growth Fund                    Richard Wilson
                                                               David Haysey
Morgan Grenfell New Asia Fund                                  Andrew Orchard
Morgan Grenfell International Small Cap Equity Fund            Helene Jelman
Morgan Grenfell European Small Cap Equity Fund                 Helene Jelman
Morgan Grenfell Emerging Markets Equity Fund                   Alan Nesbit
Morgan Grenfell Core Global Fixed Income Fund                  Ian Kelson
Morgan Grenfell Global Fixed Income Fund                       Ian Kelson
Morgan Grenfell International Fixed Income Fund                Ian Kelson
Morgan Grenfell Emerging Markets Debt Fund                     Ian Kelson
                                                               Simon Treacher
Morgan Grenfell Emerging Local Currency Debt Fund              Ian Kelson
                                                               Simon Treacher


Portfolio Manager                        Expertise                       Professional Experience
-------------------------------------------------------------------------------------------------------------
Patrick Disney                         EAFE Markets              Managing Director, MGIS (since 1988);
                                                                 Director, MGIS (1987-1988); EAFE Team
                                                                 (since 1981).

David Haysey                           European Equities         Director, MGAM (since 1998); Fund Manager,
                                                                 MGIS (1998); Director, Morgan Grenfell &
                                                                 Co. (1995-1998); Director, SG Warburg
                                                                 (1986-1995).

David Heape                       US Equities                    Director, MGIFM (since 1994); Fund Manager,
                                                                 US Equities, MGIS & MGIFM (since 1989);
                                                                 Analyst, UK Equities, Morgan Grenfell &
                                                                 Co., London (1986-1989).

Helene Jelman                     European Equities              Fund Manager, MGIS (since 1996); Cazenove
                                                                 (1995-1996); Price Waterhouse (1991-1995).

Ian Kelson                        Fixed Income Markets           Director, MGIS (since 1988); Chief
                                                                 Investment Officer, MGIS Fixed Income
                                                                 (since 1989); Portfolio Manager, Bank of
                                                                 America (multi-currency accounts)
                                                                 (1981-1985).

Alan Nesbit                       Emerging Markets               Director, MGAM (since 1998) and Morgan
                                                                 Grenfell Trust Managers (since 1991); Fund
                                                                 Manager, MGIS (since 1997); Portfolio
                                                                 Manager, Latin American Equities, MGIS
                                                                 (since 1991).

Andrew Orchard                    Asian Equities                 Fund Manager, MGIS (since 1997); MGIFM
                                                                 (since 1994); Fare East Analyst, Bank of
                                                                 England (1992-1994).

William Thomas                    Japanese Markets               Director, MGIS (since 1988); Portfolio
                                                                 Manager, MGIS (technology investments)
                                                                 (1984-1988); Director, Extel (UK computing
                                                                 services company) (1971-1979).

Simon Treacher                    Emerging Markets Debt          Director, MGIS (since 1998); Portfolio
                                                                 Manager, MGIS (since 1994); Portfolio
                                                                 Manager, Prudential Portfolio Managers
                                                                 (1992-1993); Portfolio Manager, Worldinvest
                                                                 Ltd. (1978-1992); Portfolio Manager,
                                                                 Bankers Trust Co. (1984-1987); National
                                                                 Westminster Bank (1980-1984).

Richard Wilson                    UK Equities                    Director, MGIS (since 1996); Portfolio
                                                                 Manager, UK, MGIS (since 1993); Portfolio
                                                                 Manager, HSBC Asset Management (1992-1993);
                                                                 Portfolio Manager, Midland Montagu Asset
                                                                 Management (1988-1992).

THE FOLLOWING INFORMATION IS HEREBY ADDED TO "APPENDIX C - PORTFOLIO MANAGER INFORMATION:"

Funds                                                          Portfolio Managers
--------------------------------------------------------------------------------------
Morgan Grenfell New Asia Fund                                  Graham Muirhead
Morgan Grenfell Core Global Fixed Fund                         Ian Clarke
Morgan Grenfell Global Fixed Fund                              Ian Clarke
Morgan Grenfell International Fixed Fund                       Ian Clarke
Morgan Grenfell Emerging Markets Debt Fund                     Brett Diment
Morgan Grenfell Emerging Local Currency Debt Fund              Brett Diment

Portfolio Manager                          Expertise                       Professional Experience
-------------------------------------------------------------------------------------------------------------
Ian Clarke                        Global Fixed Income            Director and Fund Manager, Deutsche Asset
                                                                 Management, Inc. (since 1999); Fund Manager
                                                                 and Executive Director, Morgan Stanley Dean
                                                                 Witter (1989-1999); Fund Manager, The
                                                                 United Bank of Kuwait plc (1987-1992).

Brett Diment                      Emerging Markets Debt          Director, Fund Manager and Deputy Chief
                                                                 Investment Officer, DAMI (since 1991).

Graham Muirhead                   Japanese Markets               Fund Manager, DAMISL (since 1999) and Chief
                                                                 Investment Officer, Morgan Grenfell Limited
                                                                 Managers (since 1998); Director, HSBC Asset
                                                                 Management (1997-1998); Director and Fund
                                                                 Manager, Wardley Investment Services
                                                                 (1988-1993).

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MG-F-04-1299-04